Share capital - Disclosure of number and weighted average exercise prices of share options (Details) $ / shares in Thousands			12 Months Ended
	Nov. 19, 2019 USD ($) shares	Nov. 19, 2019 CAD ($) shares	Dec. 31, 2019 CAD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CAD ($) shares
Reconciliation of stock options outstanding [Abstract]
Outstanding – Beginning of year (in shares)						7,591,000	4,864,000	4,864,000
Granted pursuant to Stock Option Plan (in shares) | shares	50,000	50,000				2,520,000	3,003,000	3,003,000
Granted pursuant to Section 613(c) of TSX manual (in shares) | shares						1,600,000	0	0
Exercised (in shares) | shares						(3,580,000)	(276,000)	(276,000)
Forfeited (in shares) | shares						(309,000)	0	0
Outstanding – End of year (in shares)			6,172			7,822,000	7,591,000	7,591,000
Options exercisable – End of year (in shares) | shares			3,417,000		3,417,000	3,417,000		4,510,000
Reconciliation of weighted average excercise price, stock options [Abstract]
Weighted average exercise price of share options outstanding in share-based payment arrangement, opening balance (in dollars per share)					$ 5.51			$ 4.80
Weighted average exercise price of share options granted in share-based payment arrangement (in dollars per share)	$ 5,730.00	$ 7,590.00			8.14			6.54
Weighted average exercise price of share options granted pursuant to Section 613 (c) of TSX manual in share-based payment arrangement (in dollars per share)				$ 8.45			$ 0.00
Weighted average exercise price of share options exercised in share-based payment arrangement (in dollars per share)					5.09			4.40
Weighted average exercise price of share options forfeited in share-based payment arrangement (in dollars per share)					6.88			0.00
Weighted average exercise price of share options outstanding in share-based payment arrangement, closing balance (in dollars per share)					7.04			5.51
Weighted average exercise price of share options exercisable in share-based payment arrangement			$ 6.10		$ 6.10	$ 6.10		$ 5.03